UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
January 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--10.0%
Accenture, Cl. A	91,620	2,891,527
Apollo Group, Cl. A	42,158 a,b	3,434,191
Best Buy	91,857	2,573,833
Carnival	137,178 a	2,495,268
DeVry	26,389	1,413,923
GameStop, Cl. A	62,455 b	1,547,635
Home Depot	494,235	10,640,880
Kohl's	40,410 b	1,483,451
News, Cl. A	597,900	3,820,581
Omnicom Group	71,920	1,862,009
Safeway	131,875	2,826,081
Time Warner	331,290	3,090,936
		38,080,315
Consumer Staples--13.6%
Avon Products	45,141	923,133
Cadbury, ADR	47,800	1,543,940
Colgate-Palmolive	30,655	1,993,801
CVS Caremark	199,338	5,358,205
Dean Foods	108,583 a,b	2,099,995
Estee Lauder, Cl. A	45,317	1,189,571
Johnson Controls	74,930	937,374
Kimberly-Clark	16,940	871,902
Kraft Foods, Cl. A	319,079	8,950,166
Lorillard	47,400	2,818,404
McDonald's	18,100	1,050,162
PepsiCo	111,318	5,591,503
Philip Morris International	177,585	6,597,283
Procter & Gamble	50,037	2,727,016
Wal-Mart Stores	194,530	9,166,254
		51,818,709
Energy--12.4%
Apache	21,614	1,621,050
Chevron	174,427	12,300,592
Devon Energy	21,630	1,332,408
Exxon Mobil	155,616	11,901,512
Hess	14,784	822,138
NRG Energy	61,840 a,b	1,444,582
Occidental Petroleum	137,250	7,486,987
Schlumberger	57,430	2,343,718
Ultra Petroleum	69,705 b	2,497,530
XTO Energy	146,320	5,427,009
		47,177,526
Exchange Traded Funds--.7%
iShares Russell 1000 Value Index
Fund	43,110	1,887,787
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	10,514	870,875
		2,758,662
Financial--12.1%
Aflac	58,920	1,367,533
Ameriprise Financial	40,840	822,926
Assurant	46,051	1,215,746

Bank of America	193,990	1,276,454
Charles Schwab	209,762	2,850,666
Chubb	67,600	2,878,408
Eaton	40,620	1,788,092
Fidelity National Financial, Cl. A	173,900	2,542,418
Franklin Resources	68,360	3,309,991
Goldman Sachs Group	13,233	1,068,300
JPMorgan Chase & Co.	384,141	9,799,437
Marsh & McLennan Cos.	62,830	1,214,504
MetLife	94,710	2,721,018
Morgan Stanley	66,800	1,351,364
Northern Trust	35,140	2,021,253
PNC Financial Services Group	28,700	933,324
Prudential Financial	36,800	947,600
Travelers Cos.	59,320	2,292,125
Unum Group	103,126	1,460,264
Wells Fargo & Co.	218,550	4,130,595
		45,992,018
Health Care--14.9%
Abbott Laboratories	163,938	9,088,723
Allergan	69,938	2,666,037
AmerisourceBergen	32,720	1,188,390
Baxter International	20,320	1,191,768
Biogen Idec	31,800 b	1,547,070
BioMarin Pharmaceutical	171,946 a,b	3,311,680
Cephalon	13,120 b	1,012,602
Covidien	80,911	3,102,128
Genentech	24,469 b	1,987,862
Gilead Sciences	81,201 b	4,122,575
Johnson & Johnson	27,383	1,579,725
Life Technologies	108,513 b	2,762,741
Merck & Co.	109,850	3,136,217
Pfizer	665,232	9,699,083
Shire, ADR	39,741	1,735,489
St. Jude Medical	33,660 b	1,224,214
UnitedHealth Group	34,610	980,501
Vertex Pharmaceuticals	37,820 b	1,249,951
Wyeth	130,796	5,620,304
		57,207,060
Industrial--8.2%
Delta Air Lines	76,958 a,b	531,010
Dover	59,433	1,680,765
Energy Conversion Devices	26,096 a,b	656,836
FedEx	27,515	1,401,614
General Electric	377,660	4,581,016
Honeywell International	81,950	2,688,780
Lockheed Martin	41,350	3,392,354
Norfolk Southern	20,940	803,258
Union Pacific	72,321	3,166,937
Waste Management	394,072 a	12,291,106
		31,193,676
Information Technology--19.1%
Activision Blizzard	112,027 b	981,357
Adobe Systems	120,227 b	2,321,583
Akamai Technologies	162,011 b	2,183,908
Altera	187,146	2,878,305
Apple	45,487 b	4,099,743
Broadcom, Cl. A	151,176 b	2,396,140
Cisco Systems	496,137 b	7,427,171

Electronic Arts	110,834 b	1,711,277
EMC	287,470 b	3,173,669
Google, Cl. A	11,956 b	4,047,465
Hewlett-Packard	161,958	5,628,040
Intel	365,103	4,709,829
International Business Machines	78,770	7,219,270
Juniper Networks	68,520 b	970,243
KLA-Tencor	54,731	1,096,809
MEMC Electronic Materials	83,280 b	1,132,608
Microsoft	638,338	10,915,580
QUALCOMM	156,076	5,392,426
Questar	60,200	2,045,596
Visa, Cl. A	58,928 a	2,908,097
		73,239,116
Materials--2.7%
Air Products & Chemicals	19,980	1,004,994
Freeport-McMoRan Copper & Gold	34,512 a	867,632
Monsanto	47,229	3,592,238
Packaging Corp. of America	153,800	2,183,960
Praxair	42,906	2,671,328
		10,320,152
Telecommunication Services--1.5%
AT & T	148,990	3,668,134
Verizon Communications	14,860	443,868
Windstream	191,270	1,660,224
		5,772,226
Utilities--3.7%
Entergy	53,180	4,060,825
Exelon	83,140	4,507,851
FPL Group	20,930	1,078,941
Marathon Oil	40,860	1,112,618
Nokia, ADR	266,110	3,265,170
		14,025,405
Total Common Stocks
(cost $441,110,814)		377,584,865

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,864,000)	3,864,000 [c]	3,864,000
Investment of Cash Collateral for
Securities Loaned--6.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $24,289,520)	24,289,520 [c]	24,289,520

Total Investments (cost $469,264,334)	106.3%	405,738,385
Liabilities, Less Cash and Receivables	(6.3%)	(24,175,024)
Net Assets	100.0%	381,563,361

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $23,087,705 and the total market value of the collateral held by the fund is $24,289,520.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $469,264,334.

Net unrealized depreciation on investments was $63,525,949 of which $14,497,103 related to appreciated investment securities and $78,023,052 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	405,738,385	0
Level 2 - Other Significant Observable Inputs	0	0
Level 3 - Significant Unobservable Inputs	0	0
Total	405,738,385	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)